Share Capital, Reserves and Retained Earnings - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Vote € / shares shares	Dec. 31, 2022 EUR (€)	Mar. 31, 2022	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares authorized | shares	55,073,045
Shares issued | shares	55,073,045
Par value | € / shares	€ 1
Share capital	€ 55,073	€ 55,073		€ 54,853
Number of vote per shares owned | Vote	1
Percentage of net income retained as legal reserve	5.00%
Maximum percentage of issued share capital to retain legal reserve	20.00%
Percentage of issued share capital excess of which is distributable as dividends	20.00%
Total legal reserves	€ 10,971	€ 10,971		€ 10,971	€ 10,971
Net debt to equity ratio	3.16	2.39
Shareholders: unpaid share capital	€ 0	€ (165)
Natuzzi Singapore PTE. LTD. [Member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of stake related to Reserve for gain on disposal of Non-controlling interests	0.00%		20.00%
Top of Range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Net debt to equity ratio	3.2